Other Non-Current Assets	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Other Non-Current Assets [Abstract]
Other non-current assets
14	Other non-current assets

The components of other non-current assets were as follows:

(In USD) As at	December 31, 2024	March 31, 2024

Security deposits	$354,993	$350,149
Restricted cash*	200,000	-
Receivables from car sale	446,619	458,590
Other non-current assets	$1,001,612	$808,739

*	Restricted cash represents amount held as an indemnification escrow fund with the placement agent for all indemnification liabilities and expenses payable by the Company as per the placement agent agreement for a period of 3 years from closing of the November 2024 Offering.

15	Other non-current assets

The components of other non-current assets were as follows:

(In USD)

As at	March 31, 2024	March 31, 2023
Security deposits*	$350,149	$425,669
Receivables from car sale **	458,590	-
Other non current assets	808,739	425,669

*	(i) includes deposit amounting to $130,238 made as a pre deposit in court for Indian indirect tax appeal filed in FY 2021-22 and 2022-23 in the state of West Bengal and; (ii) $25,804 made as a deposit under protest for appeal filed for Income Tax litigation pertaining to FY 2015-16.
**	includes receivable amount from Dbest Cars India Private Limited ("Dbest"), pending arbitration after an initial court judgment in favour of the Company. The Company has handed over the No Objection Certificates for the sold vehicles to Dbest as per the court orders. The timeframe for actual receipt of fund is depended on the completion of realisation process with arbitration panel.